Consolidated Segment Data - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Revenues	$ 11,684,297	$ 1,945,002	$ 17,602,512	$ 4,154,494	$ 10,172,379	$ 10,026,920
Income (loss) from operations	(3,492,921)	(309,367)	(3,304,489)	(663,109)	(864,318)	(683,127)
Income (loss) before income tax	(3,456,472)	(321,073)	(3,249,213)	(686,209)	(964,547)	(685,774)
Income tax expense	(4,053)	(852)	(7,412)	(3,064)	(16,070)	(8,555)
Net income (loss)	(3,460,525)	(321,925)	(3,256,625)	(689,273)	(980,617)	(694,329)
Total assets	6,653,494		6,653,494		8,421,978	$ 3,496,843
Garment Manufacturing [Member]
Revenues	1,623,255	322,131	2,898,061	873,448
Income (loss) from operations	75,956	(16,682)	141,518	29,535
Income (loss) before income tax	9,503	(12,102)	30,661	(19,284)
Total assets	1,647,452		1,647,452		4,098,758
Logistics Services [Member]
Revenues	1,307,003	1,622,871	2,840,384	3,281,046
Income (loss) from operations	25,724	26,027	35,284	7,716
Income (loss) before income tax	27,165	420	25,722	(3,707)
Total assets	2,851,451		2,851,451		2,422,140
Epidemic Prevention Supplies [Member]
Revenues	8,754,039		11,864,067
Income (loss) from operations	(3,384,835)		(3,096,118)
Income (loss) before income tax	(4)		(3)
Total assets	197,058		197,058
Corporate and Other [Member]
Income (loss) from operations	(209,766)	(318,712)	(385,173)	(700,360)
Income (loss) before income tax	(215)	$ (24)	(1,104)	$ (109)
Total assets	$ 1,957,533		$ 1,957,533		$ 1,901,080